UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
1/31/13 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and defense (5.3%)

Boeing Co. (The)	206,700	$15,268,929

Embraer SA ADR (Brazil)	727,700	23,992,269

General Dynamics Corp.	307,600	20,393,880

Honeywell International, Inc.	1,048,500	71,549,640

L-3 Communications Holdings, Inc.	436,700	33,154,264

Northrop Grumman Corp.	548,700	35,687,448

United Technologies Corp.	549,000	48,075,930

		248,122,360
Air freight and logistics (0.2%)

FedEx Corp.	95,100	9,647,895

		9,647,895
Airlines (0.3%)

Delta Air Lines, Inc.(NON)	1,081,500	15,022,035

		15,022,035
Auto components (1.3%)

American Axle & Manufacturing Holdings, Inc.(NON)	584,800	6,830,464

Johnson Controls, Inc.	1,378,900	42,870,001

Valeo SA (France)	199,595	10,759,108

		60,459,573
Automobiles (0.6%)

Ford Motor Co.	1,474,800	19,098,660

Nissan Motor Co., Ltd. (Japan)	927,500	9,493,575

		28,592,235
Beverages (0.5%)

Coca-Cola Enterprises, Inc.	646,500	22,543,455

		22,543,455
Biotechnology (0.1%)

Cubist Pharmaceuticals, Inc.(NON)(S)	65,900	2,836,336

Dendreon Corp.(NON)(S)	379,300	2,230,284

		5,066,620
Building products (0.2%)

Owens Corning, Inc.(NON)	170,800	7,117,236

		7,117,236
Capital markets (4.9%)

Apollo Global Management, LLC. Class A	482,200	10,738,594

Bank of New York Mellon Corp. (The)	433,800	11,782,008

Blackstone Group LP (The)	968,700	17,920,950

Charles Schwab Corp. (The)	1,450,300	23,973,459

Goldman Sachs Group, Inc. (The)	271,293	40,113,383

KKR & Co. LP	1,306,877	22,060,084

Morgan Stanley(S)	2,410,400	55,077,640

State Street Corp.	844,800	47,013,120

		228,679,238
Chemicals (2.2%)

Celanese Corp. Ser. A	203,000	9,516,640

Dow Chemical Co. (The)	974,700	31,385,340

E.I. du Pont de Nemours & Co.(S)	222,600	10,562,370

HB Fuller Co.	136,100	5,318,788

LyondellBasell Industries NV Class A	527,900	33,479,418

Tronox, Ltd. Class A(S)	700,465	13,273,812

		103,536,368
Commercial banks (3.9%)

Barclays PLC (United Kingdom)	2,296,024	10,960,898

Fifth Third Bancorp	1,125,900	18,340,911

First Horizon National Corp.(S)	1,264,000	12,905,440

Investors Bancorp, Inc.	254,600	4,493,690

KeyCorp	601,400	5,653,160

U.S. Bancorp	710,700	23,524,170

Wells Fargo & Co.	3,011,979	104,907,229

		180,785,498
Commercial services and supplies (0.9%)

ADT Corp. (The)	367,621	17,461,998

Tyco International, Ltd.	747,942	22,610,287

		40,072,285
Communications equipment (1.9%)

Cisco Systems, Inc.	2,678,657	55,099,974

Polycom, Inc.(NON)	1,609,800	17,756,094

Qualcomm, Inc.	217,900	14,387,937

		87,244,005
Computers and peripherals (2.3%)

Apple, Inc.	74,700	34,011,657

Fusion-io, Inc.(NON)(S)	91,300	1,595,924

Gemalto NV (Netherlands)	49,662	4,422,132

Hewlett-Packard Co.(S)	2,514,600	41,516,046

NetApp, Inc.(NON)	317,100	11,415,600

SanDisk Corp.(NON)	306,400	15,316,936

		108,278,295
Construction and engineering (0.3%)

KBR, Inc.	432,600	13,505,772

		13,505,772
Consumer finance (0.5%)

Capital One Financial Corp.	452,738	25,498,204

		25,498,204
Diversified financial services (7.6%)

Bank of America Corp.	7,025,594	79,529,724

Citigroup, Inc.	2,750,580	115,964,453

JPMorgan Chase & Co.	3,477,182	163,601,413

		359,095,590
Diversified telecommunication services (1.5%)

AT&T, Inc.	633,300	22,032,507

Verizon Communications, Inc.	1,058,659	46,168,119

		68,200,626
Electric utilities (1.7%)

Edison International	432,000	20,818,080

Entergy Corp.	211,815	13,683,249

FirstEnergy Corp.	412,000	16,681,880

Great Plains Energy, Inc.	572,441	12,250,237

NextEra Energy, Inc.(S)	126,000	9,078,300

PPL Corp.	307,600	9,317,204

		81,828,950
Electrical equipment (0.4%)

Eaton Corp PLC	324,700	18,491,665

		18,491,665
Electronic equipment, instruments, and components (0.3%)

Corning, Inc.	1,289,800	15,477,600

		15,477,600
Energy equipment and services (3.7%)

Cameron International Corp.(NON)	407,700	25,811,487

Halliburton Co.	1,453,000	59,108,040

McDermott International, Inc.(NON)(S)	933,400	11,359,478

Nabors Industries, Ltd.(NON)	1,112,400	18,543,708

Oil States International, Inc.(NON)	142,500	11,055,150

Schlumberger, Ltd.	431,539	33,681,619

Transocean, Ltd. (Switzerland)(S)	265,700	15,067,847

		174,627,329
Food and staples retail (1.7%)

CVS Caremark Corp.	581,200	29,757,440

Kroger Co. (The)	490,800	13,595,160

Walgreen Co.(S)	919,200	36,731,232

		80,083,832
Food products (0.4%)

Archer Daniels-Midland Co.(S)	339,900	9,697,347

Hillshire Brands Co.	345,220	10,694,916

		20,392,263
Health-care equipment and supplies (2.3%)

Baxter International, Inc.	798,400	54,163,456

Boston Scientific Corp.(NON)	806,087	6,021,470

Covidien PLC	635,272	39,602,856

St. Jude Medical, Inc.	255,200	10,386,640

		110,174,422
Health-care providers and services (3.1%)

Aetna, Inc.(S)	914,900	44,125,627

CIGNA Corp.	495,300	28,895,802

Express Scripts Holding Co.(NON)	163,300	8,723,486

Humana, Inc.	238,600	17,742,296

UnitedHealth Group, Inc.	795,400	43,914,034

		143,401,245
Hotels, restaurants, and leisure (0.4%)

McDonald's Corp.	175,200	16,694,808

Norwegian Cruise Line Holdings, Ltd.(NON)	110,727	2,919,871

		19,614,679
Household durables (0.2%)

D.R. Horton, Inc.(S)	330,900	7,829,094

		7,829,094
Household products (0.7%)

Procter & Gamble Co. (The)	438,300	32,942,628

		32,942,628
Independent power producers and energy traders (0.7%)

Calpine Corp.(NON)	1,084,800	21,403,104

NRG Energy, Inc.	398,800	9,571,200

		30,974,304
Industrial conglomerates (1.5%)

General Electric Co.	3,119,220	69,496,222

		69,496,222
Insurance (7.4%)

ACE, Ltd.(S)	334,000	28,500,220

Aflac, Inc.(S)	896,000	47,541,760

Allstate Corp. (The)	1,268,500	55,687,150

American International Group, Inc.(NON)	506,125	19,146,709

Assured Guaranty, Ltd.	863,280	15,651,266

Chubb Corp. (The)	143,475	11,522,477

Everest Re Group, Ltd.	164,720	19,076,223

Hartford Financial Services Group, Inc. (The)(S)	1,232,600	30,568,480

Marsh & McLennan Cos., Inc.	253,700	9,001,276

MetLife, Inc.	1,530,787	57,159,587

Prudential Financial, Inc.	285,200	16,507,376

Prudential PLC (United Kingdom)	968,062	14,708,618

XL Group PLC	821,400	22,769,208

		347,840,350
IT Services (0.7%)

Computer Sciences Corp.	220,100	9,200,180

Fidelity National Information Services, Inc.	184,300	6,839,373

IBM Corp.	55,700	11,310,999

Total Systems Services, Inc.	264,400	6,147,300

		33,497,852
Leisure equipment and products (0.4%)

Hasbro, Inc.(S)	388,100	14,503,297

LeapFrog Enterprises, Inc.(NON)(S)	699,700	6,304,297

		20,807,594
Machinery (1.3%)

Ingersoll-Rand PLC	227,800	11,706,642

Joy Global, Inc.	410,400	25,924,968

Navistar International Corp.(NON)(S)	598,500	15,614,865

Stanley Black & Decker, Inc.(S)	120,100	9,227,283

		62,473,758
Marine (0.2%)

Kirby Corp.(NON)	121,700	8,598,105

		8,598,105
Media (4.6%)

Comcast Corp. Class A	1,960,300	74,648,224

DISH Network Corp. Class A	948,300	35,343,141

News Corp. Class A	371,300	10,299,862

Time Warner Cable, Inc.(S)	182,180	16,275,961

Time Warner, Inc.	1,000,600	50,550,312

Viacom, Inc. Class B	319,900	19,305,965

Walt Disney Co. (The)	224,900	12,117,612

		218,541,077
Metals and mining (1.8%)

Alcoa, Inc.	675,200	5,968,768

Barrick Gold Corp. (Canada)	389,900	12,445,608

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	1,036,638	36,541,490

Nucor Corp.(S)	202,300	9,307,823

Rio Tinto PLC (United Kingdom)	158,742	8,962,828

ThyssenKrupp AG (Germany)(NON)	496,463	12,059,612

		85,286,129
Multi-utilities (1.2%)

Ameren Corp.	669,200	21,708,848

CMS Energy Corp.(S)	274,100	7,044,370

National Grid PLC (United Kingdom)	901,359	9,885,376

PG&E Corp.	417,800	17,814,992

		56,453,586
Multiline retail (1.0%)

J.C. Penney Co., Inc.(S)	399,700	8,125,901

Macy's, Inc.	365,400	14,436,954

Target Corp.	381,600	23,052,456

		45,615,311
Oil, gas, and consumable fuels (11.3%)

Anadarko Petroleum Corp.	199,500	15,963,990

Apache Corp.	205,222	17,189,395

Cabot Oil & Gas Corp.	562,800	29,704,584

Chevron Corp.(S)	483,000	55,617,450

ConocoPhillips	232,000	13,456,000

CONSOL Energy, Inc.	212,500	6,659,750

Energen Corp.(S)	132,900	6,397,806

Exxon Mobil Corp.	884,992	79,622,730

Gulfport Energy Corp.(NON)	344,700	14,225,769

Hess Corp.	382,100	25,661,836

Marathon Oil Corp.	1,779,400	59,805,634

Noble Energy, Inc.	281,900	30,386,001

Nordic American Tankers, Ltd. (Norway)(S)	616,100	5,323,104

Occidental Petroleum Corp.	534,914	47,216,859

Royal Dutch Shell PLC ADR (United Kingdom)	902,243	63,626,176

Southwestern Energy Co.(NON)(S)	967,800	33,195,540

Suncor Energy, Inc. (Canada)	267,500	9,091,889

Total SA ADR (France)(S)	312,000	16,938,480

		530,082,993
Paper and forest products (0.6%)

International Paper Co.	488,500	20,233,670

MeadWestvaco Corp.	225,100	7,056,885

		27,290,555
Pharmaceuticals (8.4%)

AbbVie, Inc.(NON)	340,500	12,492,945

Actavis, Inc.(NON)	93,500	8,077,465

Eli Lilly & Co.	620,300	33,303,907

Johnson & Johnson(S)	1,363,800	100,812,096

Merck & Co., Inc.	2,165,391	93,653,161

Pfizer, Inc.	4,148,445	113,169,580

Sanofi ADR (France)(S)	209,500	10,198,460

Shire PLC ADR (United Kingdom)	119,600	11,976,744

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	240,800	9,147,992

Zoetis, Inc.(NON)	61,604	1,601,704

		394,434,054
Real estate investment trusts (REITs) (0.3%)

Equity Lifestyle Properties, Inc.	66,900	4,790,040

MFA Financial, Inc.	1,237,100	11,121,529

		15,911,569
Semiconductors and semiconductor equipment (2.1%)

Advanced Micro Devices, Inc.(NON)(S)	2,108,445	5,481,957

First Solar, Inc.(NON)(S)	285,900	8,056,662

Intel Corp.(S)	919,200	19,339,968

Lam Research Corp.(NON)(S)	369,550	15,203,287

Samsung Electronics Co., Ltd. (South Korea)	7,158	9,518,364

SK Hynix, Inc. (South Korea)(NON)	464,220	10,401,973

Texas Instruments, Inc.	694,800	22,983,984

Xilinx, Inc.	194,400	7,093,656

		98,079,851
Software (1.3%)

Microsoft Corp.	1,693,200	46,512,204

Oracle Corp.	420,300	14,924,853

		61,437,057
Specialty retail (2.0%)

American Eagle Outfitters, Inc.(S)	577,900	11,679,359

AutoZone, Inc.(NON)	17,100	6,321,870

Bed Bath & Beyond, Inc.(NON)(S)	299,500	17,580,650

Best Buy Co., Inc.(S)	470,900	7,656,834

Lowe's Cos., Inc.	770,200	29,413,938

Office Depot, Inc.(NON)(S)	3,601,600	15,594,928

Staples, Inc.(S)	580,600	7,826,488

		96,074,067
Textiles, apparel, and luxury goods (—%)

Coach, Inc.	39,692	2,024,292

		2,024,292
Tobacco (1.0%)

Altria Group, Inc.	350,000	11,788,000

Lorillard, Inc.	236,400	9,236,148

Philip Morris International, Inc.	318,900	28,114,224

		49,138,372
Wireless telecommunication services (0.4%)

Vodafone Group PLC ADR (United Kingdom)	701,000	19,151,316

		19,151,316

Total common stocks (cost $3,962,490,653)		$4,589,539,411

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.	315,309	$13,696,235

Total convertible preferred stocks (cost $10,591,296)		$13,696,235

SHORT-TERM INVESTMENTS (10.6%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	427,686,695	$427,686,695

Putnam Money Market Liquidity Fund 0.10%(AFF)	70,885,162	70,885,162

U.S. Treasury Bills with an effective yield of 0.129%, January 9, 2014	$260,000	259,667

U.S. Treasury Bills with effective yields ranging from 0.162% to 0.177%, October 17, 2013	1,668,000	1,666,746

Total short-term investments (cost $500,497,475)		$500,498,270

TOTAL INVESTMENTS

Total investments (cost $4,473,579,424)(b)		$5,103,733,916

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
shares	485,799	8/16/13	(1 month USD-LIBOR-BBA plus 0.40%)	EMC Corp.	$254,325
shares	78,188	8/16/13	(1 month USD-LIBOR-BBA minus 0.35%)	VMware, Inc.	1,467,111
shares	851,194	8/16/13	(1 month USD-LIBOR-BBA plus 40 bp)	EMC Corp.	445,615
shares	137,553	8/16/13	1 month USD-LIBOR-BBA minus 35 bp	VMware, Inc.	2,581,341

Total					$4,748,392

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,700,944,815.
(b)	The aggregate identified cost on a tax basis is $4,542,880,961, resulting in gross unrealized appreciation and depreciation of $744,094,968 and $183,242,013, respectively, or net unrealized appreciation of $560,852,955.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$44,421,874	$178,508,408	$152,045,120	$17,827	$70,885,162
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $415,366,394. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $427,686,695, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,985,157 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$499,557,922	$—	$—
Consumer staples	205,100,550	—	—
Energy	704,710,322	—	—
Financials	1,157,810,449	—	—
Health care	653,076,341	—	—
Industrials	492,547,333	—	—
Information technology	404,014,660	—	—
Materials	216,113,052	—	—
Telecommunication services	87,351,942	—	—
Utilities	169,256,840	—	—
Total common stocks	4,589,539,411	—	—
Convertible preferred stocks	—	13,696,235	—
Short-term investments	70,885,162	429,613,108	—

Totals by level	$4,660,424,573	$443,309,343	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$4,748,392	$—

Totals by level	$—	$4,748,392	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$4,748,392	$—

Total	$4,748,392	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC Total return swap contracts (notional)	$48,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013